Income Taxes (Schedule Of Effective Income Tax Rate) (Details)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Entity Information [Line Items]
Federal statutory tax rate					35.00%	35.00%	35.00%
State income tax, net of federal tax benefit					4.10%	4.70%	4.80%
Amortization of investment tax credits					(0.80%)	(1.50%)	(1.20%)
Preferred dividends of subsidiary					0.60%	1.30%	0.90%
Depreciation flow through and amortization					(0.50%)	(0.30%)	(0.30%)
Additional funds used during construction - equity					(3.80%)	(3.50%)	(0.30%)
Manufacturers' Production Deduction (Sec. 199)					(1.30%)	(0.00%)	(0.00%)
Other - net					(0.90%)	0.20%	0.20%
Effective tax rate	31.30%	35.00%	31.60%	33.90%	32.40%	35.90%	39.10%
Indianapolis Power And Light Company [Member]
Entity Information [Line Items]
Federal statutory tax rate					35.00%	35.00%	35.00%
State income tax, net of federal tax benefit					4.00%	4.40%	4.60%
Amortization of investment tax credits					(0.70%)	(0.80%)	(0.80%)
Depreciation flow through and amortization					(0.40%)	(0.20%)	(0.20%)
Additional funds used during construction - equity					(3.20%)	(1.90%)	(0.20%)
Manufacturers' Production Deduction (Sec. 199)					(2.20%)	(1.00%)
Other - net					(0.80%)	0.10%	0.40%
Effective tax rate	34.40%	36.10%	33.40%	34.10%	31.70%	35.60%	38.80%